CONSOLIDATED STATEMENT OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	25,000,000,000	25,000,000,000
Ordinary shares, shares issued	14,069,445,558	4,937,916,229
Ordinary shares, shares outstanding	14,069,445,558	4,937,916,229
Book value of digital assets wrongfully seized and impounded by the Sheyang County Public Security Bureau of China	$ 3,944,808